Fixed Assets, Net - Schedule of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 11,995	$ 15,169
Accumulated depreciation		(9,173)	(10,502)
Property and equipment, net	$ 928	2,822	4,667
Site Equipment [Member]
Property and equipment, gross		8,856	11,566
Machinery and Equipment [Member]
Property and equipment, gross		1,570	1,887
Furniture and Fixtures [Member]
Property and equipment, gross		314	461
Leasehold Improvements [Member]
Property and equipment, gross		1,240	1,240
Vehicles [Member]
Property and equipment, gross		$ 15	$ 15